Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	May 01, 2014
SunAmerica Senior Floating Rate Fund | Class A
Risk/Return:
Trading Symbol	SASFX
SunAmerica Senior Floating Rate Fund | Class C
Risk/Return:
Trading Symbol	NFRCX